UNAUDITED QUARTERLY DATA	12 Months Ended
Jun. 30, 2014
UNAUDITED QUARTERLY DATA [Abstract]
UNAUDITED QUARTERLY DATA

NOTE 22. UNAUDITED QUARTERLY DATA

	Quarters Ended
	September 30	December 31	March 31	June 30	Total Year
Fiscal year ended June 30, 2014
Net sales	$1,343	$1,308	$1,366	$1,497	$5,514
Cost of products sold	$759	$753	$791	$855	$3,158
Earnings from continuing operations	$139	$118	$151	$171	$579
Losses from discontinued operations,
net of tax	$(3)	$(3)	$(14)	$(1)	$(21)
Net earnings	$136	$115	$137	$170	$558
Per common share:
Basic
Continuing operations	$1.07	$0.91	$1.16	$1.32	$4.47
Discontinued operations	(0.03)	(0.02)	(0.11)	-	(0.16)
Basic net earnings per share	$1.04	$0.89	$1.05	$1.32	$4.31
Diluted
Continuing operations	$1.05	$0.90	$1.14	$1.30	$4.39
Discontinued operations	(0.02)	(0.03)	(0.10)	(0.01)	(0.16)
Diluted net earnings per share	$1.03	$0.87	$1.04	$1.29	$4.23
Dividends declared per common share	$0.71	$0.71	$0.71	$0.74	$2.87
Market price (NYSE)
High	$87.60	$96.76	$92.75	$93.43	$96.76
Low	81.25	80.20	83.70	86.56	80.20
Year-end					91.40
Fiscal year ended June 30, 2013
Net sales	$1,314	$1,302	$1,392	$1,525	$5,533
Cost of products sold	$746	$743	$802	$851	$3,142
Earnings from continuing operations	$132	$124	$135	$182	$573
Earnings (losses) from discontinued operations,
net of tax	$1	$(1)	$(2)	$1	$(1)
Net earnings	$133	$123	$133	$183	$572
Per common share:
Basic
Continuing operations	$1.01	$0.95	$1.02	$1.39	$4.37
Discontinued operations	0.01	(0.01)	(0.01)	-	-
Basic net earnings per share	$1.02	$0.94	$1.01	$1.39	$4.37
Diluted
Continuing operations	$1.00	$0.94	$1.01	$1.37	$4.31
Discontinued operations	0.01	(0.01)	(0.01)	-	(0.01)
Diluted net earnings per share	$1.01	$0.93	$1.00	$1.37	$4.30
Dividends declared per common share	$0.64	$0.64	$0.64	$0.71	$2.63
Market price (NYSE)
High	$73.65	$76.74	$88.63	$90.10	$90.10
Low	69.67	71.00	73.50	81.12	69.67
Year-end					83.14